UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grand-Jean Capital Management, Inc.
Address:	100 Spear Street, Suite 1430
		San Francisco, CA 94130

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven Grand-Jean
Title:	President
Phone:	(415) 512-8512

Signature, Place and Date of Signing:


Steven Grand-Jean		San Francisco, CA		February 11, 2005


Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		121,321 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER                  TITLE OF    CUSIP      VALUE     SHARES   SH/   PUT/    INV   OTHER     VOTING AUTH
                                CLASS                  X1000              PRN   CALL    DISC  MGR      SOLE   SHR NONE

Tesco Corp                      Common    88157K101       137      12600   SH           Sole          12600
Western Oil Sands               Common    959053109      1866      53600   SH           Sole          53600
Alliance Capital Management     Common    01855A101       270       6429   SH           Sole           6429
AMICAS Inc.                     Common    001712108      1909     428996   SH           Sole         428996
Bank of new York, Inc.          Common    064057102       226       6787   SH           Sole           6787
Beckman Coulter, Inc.           Common    075811109       229       3425   SH           Sole           3425
Chesapeake Energy Corp.         Common    165167107      5516     334325   SH           Sole         334325
Comcast Corp (New) Class A      Common    20030N101       224       6752   SH           Sole           6752
RR Donnelley & Sons, Co.        Common    257867101      6855     194262   SH           Sole         194262
Duratek, Inc.                   Common    26658Q102      2712     108906   SH           Sole         108906
Gannett Inc. Com                Common    364730101       458       5610   SH           Sole           5610
Liberty Media Intl. Cl A        Common    530719103      1823      39452   SH           Sole          39452
Neff Corp Cl A                  Common    640094108       927     281100   SH           Sole         281100
Packaging Dynamics Corp.        Common    695160101      2935     203884   SH           Sole         203884
Royal Dtch                      Common    780257804       232       4053   SH           Sole           4053
Safeguard Hlth Ent New          Common    786444208       270         80   SH           Sole             80
Aramark                         Common    038521100      3248     122525   SH           Sole         122525
Arch Capital                    Common    G0450A105      6236     161138   SH           Sole         161138
Bank of America Corp            Common    060505104       345       7356   SH           Sole           7356
Berkshire Hathaway Cl B Inc.    Common    084670207      7578       2581   SH           Sole           2581
BP plc                          Common    055622104       364       6236   SH           Sole           6236
Capital Source Inc.             Common    14055X102      5061     197150   SH           Sole         197150
Cedar Fair Dep Unt. LP          Common    150185106       384      11663   SH           Sole          11663
Cherokee International          Common    164450108       192      20030   SH           Sole          20030
Citigroup Inc.                  Common    172967101      6106     126728   SH           Sole         126728
Coca Cola Com                   Common    191216100       497      11937   SH           Sole          11937
Comcast Corp Cl A Special New   Common    20030N200      8636     262980   SH           Sole         262980
Diebold Inc.                    Common    253651103      3054      54800   SH           Sole          54800
Emerson Electric Co.            Common    291011104       235       3347   SH           Sole           3347
Exxon Mobile Corp.              Common    30231G102      1042      20327   SH           Sole          20327
General Electric                Common    369604103       904      24754   SH           Sole          24754
Home Depot Inc.                 Common    437076102       209       4900   SH           Sole           4900
Intel Corp.                     Common    458140100       483      20664   SH           Sole          20664
International Business Machines Common    459200101      1475      14965   SH           Sole          14965
Istar Financial Inc.            Common    45031U101      4608     101817   SH           Sole         101817
Johnson & Johnson Common        Common    478160104      2185      34460   SH           Sole          34460
JP Morgan Chase                 Common    46625H100      4761     122040   SH           Sole         122040
La Quinta Properties Pfd A      Common    50419U202      1124      43659   SH           Sole          43659
Laidlaw International           Common    50730R102      5724     267500   SH           Sole         267500
Liberty Media                   Common    530718105      2465     224495   SH           Sole         224495
Microsoft Inc.                  Common    594918104      1177      44060   SH           Sole          44060
Montpeleir Re Holdings          Common    G62185106      8061     209650   SH           Sole         209650
Pepsico Inc.                    Common    713448108       305       5851   SH           Sole           5851
Pfizer Inc. Del                 Common    717081103       204       7599   SH           Sole           7599
Plains All American Pipeline    Common    726503105       326       8644   SH           Sole           8644
San Juan Basin Royalty Trust    Common    798241105       352      11944   SH           Sole          11944
Sun Microsystems Inc.           Common    866810104        80      14932   SH           Sole          14932
Tyco Intl. LTD New              Common    902124106      9067     253687   SH           Sole         253687
United Health Group             Common    91324P102      5328      60530   SH           Sole          60530
Wal Mart Stores Inc.            Common    931142103       260       4914   SH           Sole           4914
Walgreen Company                Common    931422109       255       6640   SH           Sole           6640
Wellsfargo & Co. New Del.       Common    949746101       438       7040   SH           Sole           7040
Yankee Candle Co.               Common    984757104      1963      59175   SH           Sole          59175



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